Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables
Schedule of trade and other payables

	2022	2021
	£’000	£’000
Trade payables	192,863	143,400
Other payables	18,982	22,297
Accrued expenses	89,016	61,990
Social security and other taxes	22,073	32,491
	322,934	260,178
Less: non-current portion
Trade payables	101,301	66,778
Other payables	1,046	739
Non-current trade and other payables	102,347	67,517
Current trade and other payables	220,587	192,661